REVENUE RECOGNITION (Schedule of Company's Revenues Disaggregated by Geography) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 204,408	$ 156,011
Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 204,408	$ 156,011
Revenue, Percentage	100.00%	100.00%
Germany [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 56,189	$ 57,064
Revenue, Percentage	27.50%	36.60%
United States [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 50,034	$ 42,843
Revenue, Percentage	24.50%	27.50%
The Netherlands [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 46,436	$ 28,383
Revenue, Percentage	22.70%	18.20%
Spain [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 39,176	$ 17,300
Revenue, Percentage	19.20%	11.10%
Other Countries [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 12,573	$ 10,421
Revenue, Percentage	6.20%	6.70%